Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred income tax assets	$ 70	$ 98
Deferred income tax liabilities	(1,677)	(1,609)
Deferred special mining duty liabilities	(253)	(525)
Deferred tax (liability) asset	$ (1,860)	$ (2,036)